Property and Equipment, Net - Summary of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
At cost:
Property and equipment, gross	¥ 1,061,946	$ 162,751	¥ 712,631
Less: Accumulated depreciation	(651,865)	(99,903)	(430,858)
Property and equipment, net	410,081	62,848	281,773
Electronic Equipment [Member]
At cost:
Property and equipment, gross	647,271	99,199	525,545
Office Equipment [Member]
At cost:
Property and equipment, gross	5,841	895	2,057
Motor Vehicles [Member]
At cost:
Property and equipment, gross	7,071	1,084	4,583
Software [Member]
At cost:
Property and equipment, gross	305,552	46,828	134,393
Leasehold Improvements [Member]
At cost:
Property and equipment, gross	¥ 96,211	$ 14,745	¥ 46,053